PNC FUNDS
Fixed Income Funds
PNC Total Return Advantage Fund

Tax Exempt Bond Funds
PNC Intermediate Tax Exempt Bond Fund
A & C Shares
Supplement dated March 12, 2010 to the Prospectus
dated October 1, 2009, as amended February 8, 2010
This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
On February 1, 2010, the PNC Total Return Bond Fund (the “Acquired Bond Fund”) and PNC National Tax-Exempt Bond Fund (the “Acquired Tax-Exempt Bond Fund”), each a series of PNC Funds, Inc., were reorganized into the PNC Total Return Advantage Fund and PNC Intermediate Tax Exempt Bond Fund, respectively. Per the terms of the reorganization, the Acquired Bond Fund and the Acquired Tax-Exempt Bond Fund are the financial accounting survivors. Accordingly, the following replaces the information under the heading “PERFORMANCE INFORMATION” for the PNC Total Return Advantage Fund found on pages 11 and 12 of the Prospectus:
PERFORMANCE INFORMATION
Performance information below represents the performance of the PNC Total Return Bond Fund (the “Acquired Fund”) which was reorganized into the Fund on February 1, 2010.
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions and reflect the effect of expenses of the Acquired Fund. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of the applicable sales charges of the Acquired Fund. Shares of the Acquired Fund had different Class A sales charges than the Fund’s Class A shares. Therefore, the average annual total returns of Class A shares would differ if restated to reflect the Fund’s Class A sales charges, which would result in lower returns for the Class A shares. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Prior to September 30, 2002, the performance of Class A and Class C Shares below reflects the performance of the Institutional Shares, a separate class of shares of the Acquired Fund; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the Acquired Fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
Calendar Year Total Returns

Best Quarter	6.20%	(12/31/08)
Worst Quarter	-2.15%	(6/30/04)

The Fund’s year-to-date total return for Class A Shares through June 30, 2009 was 4.48%.

Average Annual Total Returns
(For the periods ended December 31, 2008)

Class A Shares	1 Year	5 Years	10 Years

PNC Total Return Advantage Fund
Returns Before Taxes	0.35%	3.00%	4.04%
Returns After Taxes on Distributions[1]	-1.20%	1.50%	2.17%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	0.19%	1.68%	2.29%

Barclays Capital U.S. Aggregate Bond Index[2] (reflects no deduction for fees, expenses or taxes)	5.24%	4.65%	5.63%

Barclays U.S. Government/Credit Index[3] (reflects no deduction for fees, expenses or taxes)	5.70%	4.64%	5.64%

Class C Shares	1 Year	5 Years	10 Years

PNC Total Return Advantage Fund	3.27%	3.38%	3.97%

Barclays Capital U.S. Aggregate Bond Index[2] (reflects no deduction for fees, expenses or taxes)	5.24%	4.65%	5.63%

Barclays U.S. Government/Credit Index[3] (reflects no deduction for fees, expenses or taxes)	5.70%	4.64%	5.64%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2009, the Fund changed its benchmark to the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) to more closely track the Fund’s investment management style. The Barclays U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

[3]	The Barclays U.S. Government/Credit Index (formerly the Lehman Brothers U.S. Government/Credit Index) is a widely recognized, unmanaged index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.
The following replaces the information under the heading “PERFORMANCE INFORMATION” for the PNC Intermediate Tax Exempt Bond Fund found on pages 18 and 19 of the Prospectus:
PERFORMANCE INFORMATION
Performance information below represents the performance of the PNC National Tax-Exempt Bond Fund (the “Acquired Fund”) which was reorganized into the Fund on February 1, 2010.
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions and reflect the effect of expenses of the Acquired Fund. The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Average annual return calculations reflect the deduction of the applicable sales charges of the Acquired Fund. Shares of the Acquired Fund had different Class A sales charges than the Fund’s Class A shares. Therefore, the average annual total returns of Class A shares would differ if restated to reflect the Fund’s Class A sales charges, which would result in higher returns for the Class A shares. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Prior to September 30, 2002, the performance of Class A and Class C Shares below reflects the performance of the Institutional Shares, a separate class of shares of the Acquired Fund; adjusted to reflect the expenses of Class A and Class C Shares. Class A and

Class C Shares of the Acquired Fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
Calendar Year Total Returns

Best Quarter	4.42%	(12/31/00)
Worst Quarter	-1.91%	(6/30/99)

The Fund’s year-to-date total return for Class A Shares through June 30, 2009 was 2.10%.
Average Annual Total Returns
(For the periods ended December 31, 2008)

Class A Shares	1 Year	5 Years	10 Years

PNC Intermediate Tax Exempt Bond Fund
Returns Before Taxes	-1.45%	1.38%	2.74%
Returns After Taxes on Distributions[1]	-1.53%	1.34%	2.62%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	0.05%	1.59%	2.77%

Barclays 7-Year Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	4.59%	3.69%	4.80%

Class C Shares	1 Year	5 Years	10 Years

PNC Intermediate Tax Exempt Bond Fund	-0.68%	1.31%	2.45%

Barclays 7-Year Municipal Bond Index[2] (reflects no deduction for fees, expenses or taxes)	4.59%	3.69%	4.80%

[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	The Barclays 7-Year Municipal Bond Index (formerly the Lehman Brothers 7-Year Municipal Bond Index) is an unmanaged, broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

The following replaces the information under the heading “FINANCIAL HIGHLIGHTS” for the PNC Total Return Advantage Fund found on page 50 of the Prospectus:
Information below represents the financial highlights of the PNC Total Return Bond Fund (the “Acquired Fund”) which was reorganized into the Fund on February 1, 2010.

											Ratio of
			Net								Expenses
			Realized	Change in						Net	to		Ratio of	Ratio of
			and	Net Asset		Distributions		Net		Assets	Average		Net	Expenses
	Net Asset		Unrealized	Value	Dividends	from Net	Total	Asset		at	Net		Investment	to Average
	Value,	Net	Gain (Loss)	Resulting	from Net	Realized Gain	Dividends	Value,		End of	Assets		Income to	Net Assets		Portfolio
	Beginning	Investment	on	from	Investment	on	and	End of	Total	Year	After		Average	Before		Turnover
	of Year	Income	Investments	Operations	Income	Investments	Distributions	Year	Return(1)	(000s)	Waiver(2)		Net Assets	Waiver(2)(3)		Rate(4)
Class A Shares
2009	$9.61	$0.41	$0.32 (5)	$0.73	$(0.42)	$—	$(0.42)	$9.92	7.81%	$482	1.03	%(6)	4.30%	1.18	%(6)	106.18%
2008	9.57	0.42	0.05	0.47	(0.43)	—	(0.43)	9.61	4.95%	713	1.03	%(6)	4.39%	1.13	%(6)	54.02%
2007	9.45	0.40	0.13	0.53	(0.41)	—	(0.41)	9.57	5.68%	886	1.03	%(6)	4.22%	1.09	%(6)	66.38%
2006	9.92	0.37	(0.45)	(0.08)	(0.38)	(0.01)	(0.39)	9.45	(0.79)%	1,091	1.03%		3.79%	1.10%		55.59%
2005	9.74	0.34	0.27	0.61	(0.37)	(0.06)	(0.43)	9.92	6.34%	768	1.02%		3.45%	1.09%		68.56%

Class C Shares
2009	$9.61	$0.36	$0.31 (5)	$0.67	$(0.37)	$—	$(0.37)	$9.91	7.18%	$162	1.53	%(6)	3.80%	1.68	%(6)	106.18%
2008	9.57	0.37	0.05	0.42	(0.38)	—	(0.38)	9.61	4.43%	165	1.53	%(6)	3.89%	1.63	%(6)	54.02%
2007	9.44	0.33	0.16	0.49	(0.36)	—	(0.36)	9.57	5.26%	201	1.53	%(6)	3.71%	1.60	%(6)	66.38%
2006	9.92	0.31	(0.45)	(0.14)	(0.33)	(0.01)	(0.34)	9.44	(1.38)%	549	1.53%		3.23%	1.60%		55.59%
2005	9.74	0.29	0.27	0.56	(0.32)	(0.06)	(0.38)	9.92	5.81%	595	1.53%		2.98%	1.59%		68.56%

(1)	Excludes sales charge for Class A and Class C Shares.

(2)	In certain years, the effect of any interest expense as a result of drawing on the line of credit is less than 0.01%.

(3)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(4)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.01 per class based on average shares.

(6)	The effect of any custody credit on the ratio is less than 0.01%.

The following replaces the information under the heading “FINANCIAL HIGHLIGHTS” for the PNC Intermediate Tax Exempt Bond Fund found on page 51 of the Prospectus:
Information below represents the financial highlights of the PNC National Tax-Exempt Bond Fund (the “Acquired Fund”) which was reorganized into the Fund on February 1, 2010.

											Ratio of
			Net								Expenses
			Realized	Change in						Net	to		Ratio of	Ratio of
			and	Net Asset		Distributions		Net		Assets	Average		Net	Expenses
	Net Asset		Unrealized	Value	Dividends	from Net	Total	Asset		at	Net		Investment	to Average
	Value,	Net	Gain (Loss)	Resulting	from Net	Realized Gain	Dividends	Value,		End of	Assets		Income to	Net Assets		Portfolio
	Beginning	Investment	on	from	Investment	on	and	End of	Total	Year	After		Average	Before		Turnover
	of Year	Income	Investments	Operations	Income	Investments	Distributions	Year	Return(1)	(000s)	Waiver		Net Assets	Waiver(2)		Rate(3)
Class A Shares
2009(4)	$9.54	$0.24	$0.18	$0.42	$(0.24)	$(0.04)	$(0.28)	$9.68	4.49%	$640	1.03	%(5)	2.50%	1.33	%(5)	63.91%
2008	9.48	0.29	0.11	0.40	(0.29)	(0.05)	(0.34)	9.54	4.29%	649	1.03	%(5)	3.02%	1.34	%(5)	143.09%
2007	9.50	0.30	(0.01)	0.29	(0.30)	(0.01)	(0.31)	9.48	2.97%	821	1.03	%(5)	3.09%	1.27	%(5)	22.17%
2006	9.74	0.29	(0.24)	0.05	(0.29)	—	(0.29)	9.50	0.53%	767	1.03%		3.04%	1.25%		50.88%
2005	9.73	0.29	0.01	0.30	(0.29)	—	(0.29)	9.74	3.09%	276	1.02%		2.95%	1.24%		16.69%

Class C Shares
2009(4)	$9.53	$0.19	$0.16	$0.35	$(0.18)	$(0.04)	$(0.22)	$9.66	3.75%	$7	1.53	%(5)	2.00%	1.83	%(5)	63.91%
2008	9.47	0.24	0.11	0.35	(0.24)	(0.05)	(0.29)	9.53	3.78%	108	1.53	%(5)	2.52%	1.84	%(5)	143.09%
2007	9.48	0.25	— (6)	0.25	(0.25)	(0.01)	(0.26)	9.47	2.57%	105	1.53	%(5)	2.59%	1.77	%(5)	22.17%
2006	9.72	0.24	(0.24)	—	(0.24)	—	(0.24)	9.48	0.03%	151	1.53%		2.52%	1.75%		50.88%
2005	9.71	0.24	0.01	0.25	(0.24)	—	(0.24)	9.72	2.59%	177	1.53%		2.45%	1.74%		16.69%

(1)	Excludes sales charge for Class A and Class C Shares.

(2)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)	The net investment income per share is based on average shares outstanding for the year.

(5)	The effect of any custody credit on the ratio is less than 0.01%.

(6)	Amount rounds to less than $0.005 or $(0.005).
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SP-FIAC-0310

PNC FUNDS
Fixed Income Funds
PNC Total Return Advantage Fund

Tax Exempt Bond Funds
PNC Intermediate Tax Exempt Bond Fund
I Shares
Supplement dated March 12, 2010 to the Prospectus
dated October 1, 2009, as amended February 8, 2010
This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
On February 1, 2010, the PNC Total Return Bond Fund (the “Acquired Bond Fund”) and PNC National Tax-Exempt Bond Fund (the “Acquired Tax-Exempt Bond Fund”), each a series of PNC Funds, Inc., were reorganized into the PNC Total Return Advantage Fund and PNC Intermediate Tax Exempt Bond Fund, respectively. Per the terms of the reorganization, the Acquired Bond Fund and the Acquired Tax-Exempt Bond Fund are the financial accounting survivors. Accordingly, the following replaces the information under the heading “PERFORMANCE INFORMATION” for the PNC Total Return Advantage Fund found on page 8 of the Prospectus:
PERFORMANCE INFORMATION
Performance information below represents the performance of the PNC Total Return Bond Fund (the “Acquired Fund”) which was reorganized into the Fund on February 1, 2010.
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions and reflect the effect of expenses of the Acquired Fund. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance.
Calendar Year Total Returns

Best Quarter	6.34%	(12/31/08)
Worst Quarter	-2.13%	(6/30/04)

The Fund’s year-to-date total return for Class I Shares through June 30, 2009 was 4.85%.
Average Annual Total Returns
(For the periods ended December 31, 2008)

Class I Shares	1 Year	5 Years	10 Years

PNC Total Return Advantage Fund
Returns Before Taxes	5.31%	4.42%	5.01%
Returns After Taxes on Distributions[1]	3.50%	2.72%	3.01%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	3.40%	2.78%	3.06%

Class I Shares	1 Year	5 Years	10 Years

Barclays Capital U.S. Aggregate Bond Index[2] (reflects no deduction for fees, expenses or taxes)	5.24%	4.65%	5.63%

Barclays U.S. Government/Credit Index[3] (reflects no deduction for fees, expenses or taxes)	5.70%	4.64%	5.64%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	Effective October 1, 2009, the Fund changed its benchmark to the Barclays U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) to more closely track the Fund’s investment management style. The Barclays U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

[3]	The Barclays U.S. Government/Credit Index (formerly the Lehman Brothers U.S. Government/Credit Index) is a widely recognized, unmanaged index of government and corporate debt securities rated investment grade or better, with maturities of at least one year.
The following replaces the information under the heading “PERFORMANCE INFORMATION” for the PNC Intermediate Tax Exempt Bond Fund found on pages 12 and 13 of the Prospectus:
PERFORMANCE INFORMATION
Performance information below represents the performance of the PNC National Tax-Exempt Bond Fund (the “Acquired Fund”) which was reorganized into the Fund on February 1, 2010.
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions and reflect the effect of the expenses of the Acquired Fund. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance.
Calendar Year Total Returns

Best Quarter	4.42%	(12/31/00)
Worst Quarter	-1.91%	(6/30/99)

The Fund’s year-to-date total return for Class I Shares through June 30, 2009 was 2.36%.
Average Annual Total Returns
(For the periods ended December 31, 2008)

Class I Shares	1 Year	5 Years	10 Years

PNC Intermediate Tax Exempt Bond Fund
Returns Before Taxes	3.53%	2.75%	3.69%
Returns After Taxes on Distributions [1]	3.44%	2.71%	3.56%
Returns After Taxes on Distributions and Sale of Fund Shares [1]	3.51%	2.85%	3.64%

Barclays 7-Year Municipal Bond Index [2] (reflects no deduction for fees, expenses or taxes)	4.59%	3.69%	4.80%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

[2]	The Barclays 7-Year Municipal Bond Index (formerly the Lehman Brothers 7-Year Municipal Bond Index) is an unmanaged, broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

The following replaces the information under the heading “FINANCIAL HIGHLIGHTS” for the PNC Total Return Advantage Fund found on page 36 of the Prospectus:
Information below represents the financial highlights of the PNC Total Return Bond Fund (the “Acquired Fund”) which was reorganized into the Fund on February 1, 2010.

											Ratio of
			Net								Expenses
			Realized	Change in							to		Ratio of	Ratio of
			and	Net Asset		Distributions		Net		Net	Average		Net	Expenses
	Net Asset		Unrealized	Value	Dividends	from Net	Total	Asset		Assets at	Net		Investment	to Average
	Value,	Net	Gain (Loss)	Resulting	from Net	Realized Gain	Dividends	Value,		End of	Assets		Income to	Net Assets		Portfolio
	Beginning	Investment	on	from	Investment	on	and	End of	Total	Year	After		Average	Before		Turnover
	of Year	Income	Investments	Operations	Income	Investments	Distributions	Year	Return	(000s)	Waiver(1)		Net Assets	Waiver(1)2)		Rate(3)
Class I Shares
2009	$9.61	$0.45	$0.31 (4)	$0.76	$(0.46)	$—	$(0.46)	$9.91	8.24%	$113,202	0.53	%(5)	4.80%	0.68	%(5)	106.18%
2008	9.57	0.47	0.05	0.52	(0.48)	—	(0.48)	9.61	5.48%	132,698	0.53	%(5)	4.89%	0.63	%(5)	54.02%
2007	9.45	0.45	0.13	0.58	(0.46)	—	(0.46)	9.57	6.22%	147,511	0.53	%(5)	4.72%	0.59	%(5)	66.38%
2006	9.92	0.41	(0.44)	(0.03)	(0.43)	(0.01)	(0.44)	9.45	(0.29)%	147,966	0.53%		4.27%	0.60%		55.59%
2005	9.74	0.39	0.27	0.66	(0.42)	(0.06)	(0.48)	9.92	6.87%	136,288	0.52%		3.97%	0.59%		68.56%

(1)	In certain years, the effect of any interest expense as a result of drawing on the line of credit is less than 0.01%.

(2)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.01 per class based on average shares.

(5)	The effect of any custody credit on the ratio is less than 0.01%.

The following replaces the information under the heading “FINANCIAL HIGHLIGHTS” for the PNC Intermediate Tax Exempt Bond Fund found on page 37 of the Prospectus:
Information below represents the financial highlights of the PNC National Tax-Exempt Bond Fund (the “Acquired Fund”) which was reorganized into the Fund on February 1, 2010.

											Ratio of
			Net								Expenses
			Realized	Change in						Net	to		Ratio of	Ratio of
			and	Net Asset		Distributions		Net		Assets	Average		Net	Expenses
	Net Asset		Unrealized	Value	Dividends	from Net	Total	Asset		at	Net		Investment	to Average
	Value,	Net	Gain (Loss)	Resulting	from Net	Realized Gain	Dividends	Value,		End of	Assets		Income to	Net Assets		Portfolio
	Beginning	Investment	on	from	Investment	on	and	End of	Total	Year	After		Average	Before		Turnover
	of Year	Income	Investments	Operations	Income	Investments	Distributions	Year	Return	(000s)	Waiver		Net Assets	Waiver(1)		Rate(2)
Class I Shares
2009(3)	$9.52	$0.29	$0.18	$0.47	$(0.29)	$(0.04)	$(0.33)	$9.66	5.02%	$89,520	0.53	%(4)	3.00%	0.83	%(4)	63.91%
2008	9.46	0.33	0.11	0.44	(0.33)	(0.05)	(0.38)	9.52	4.82%	81,891	0.53	%(4)	3.52%	0.84	%(4)	143.09%
2007	9.48	0.34	(0.01)	0.33	(0.34)	(0.01)	(0.35)	9.46	3.49%	81,317	0.53	%(4)	3.59%	0.77	%(4)	22.17%
2006	9.72	0.34	(0.24)	0.10	(0.34)	—	(0.34)	9.48	1.03%	97,896	0.53%		3.52%	0.75%		50.88%
2005	9.71	0.34	0.01	0.35	(0.34)	—	(0.34)	9.72	3.62%	122,151	0.52%		3.45%	0.74%		16.69%

(1)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3)	The net investment income per share is based on average shares outstanding for the year.

(4)	The effect of any custody credit on the ratio is less than 0.01%.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SP-FII-0310

PNC FUNDS
Equity Funds
Fixed Income Funds
Tax Exempt Bond Funds
Money Market Funds
Supplement dated March 12, 2010 to the Statement of Additional Information
dated October 1, 2009, as amended February 8, 2010
This Supplement provides new and additional information beyond that contained in the Statement of
Additional Information and should be read in conjunction with the Statement of Additional Information.
Election of New Officer of PNC Funds
Effective February 18, 2010, John F. Durkott has resigned as President and Chief Executive Officer of PNC Funds. Kevin A. McCreadie, President and Chief Executive Officer, PNC Capital Advisors, LLC has been elected to serve as President of PNC Funds. Mr. Durkott’s biographical information on page 69 of the Statement of Additional Information should be deleted. The chart on pages 68 through 70 is restated in the entirety as follows:

				Number of
				Portfolios in
				Fund
	Position(s)	Length of Time		Complex[3]
Name, Address[1],	Held with	Served in	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth and Age	PNC Funds	Position[2]	During Past 5 Years	Trustee	Held by Trustee[4]
INDEPENDENT TRUSTEES

John R. Murphy Date of Birth: 1/7/34 Age: 76	Co-Chairman of the Board and Trustee	Co-Chairman and Trustee since February 2010	Vice-Chairman, National Geographic Society, March 1998 to present.	36	Director, Omnicom Group, Inc. (media and marketing); Director, Sirsi Dynix (technology)

Robert D. Neary Date of Birth: 9/30/33 Age: 76	Co-Chairman of the Board and Trustee	Co-Chairman since February 2010; Chairman from November 1996 to February 2010; Trustee since February 1996	Retired; Co-Chairman of Ernst & Young LLP (an accounting firm), 1984 – 1993.	36	Director, Commercial Metals Company

Dorothy A. Berry Date of Birth: 9/12/43 Age: 66	Trustee	Since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986.	36	Chairman and Director, Professionally Managed Portfolios

Kelley J. Brennan Date of Birth: 7/7/42 Age: 67	Trustee and Chairman of the Audit Committee	Trustee since April 2006; Chairman of the Audit Committee since August 2007	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm), 1981 – 2002.	36	None

				Number of
				Portfolios in
				Fund
	Position(s)	Length of Time		Complex[3]
Name, Address[1],	Held with	Served in	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth and Age	PNC Funds	Position[2]	During Past 5 Years	Trustee	Held by Trustee[4]
Richard W. Furst Date of Birth: 9/13/38 Age: 71	Trustee	Since June 1990	Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), since 2003, Garvice D. Kincaid Professor of Finance, 2000 – 2003, Dean and Professor of Finance, 1981 – 2003, Gatton College of Business and Economics, University of Kentucky.	36	Director, Central Bank & Trust Co.; Director, Central Bancshares

Dale C. LaPorte Date of Birth: 1/04/42 Age: 68	Trustee and Chairman of the Legal Compliance Committee	Trustee since April 2005; Chairman of the Legal Compliance Committee since May 2009	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), December 2005 – 2008; Partner, 1974 – 2005 and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).	36	Director, Invacare Corporation

L. White Matthews, III Date of Birth: 10/5/45 Age: 64	Trustee	Since February 2010	Retired since 2001; Chairman and Director, Ceridian Corporation, 2003 to 2007; Director and Chairman of the Board of Constar International Inc., 2009 to present.	36	Director, Matrixx Initiatives, Inc. (pharmaceuticals); Director, Imation Corp. (data storage products)

Edward D. Miller, Jr. Date of Birth: 2/1/43 Age: 67	Trustee	Since February 2010	Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present.	36	None

Number of
Portfolios in
Fund
	Position(s)	Length of Time		Complex[3]
Name, Address[1],	Held with	Served in	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth and Age	PNC Funds	Position[2]	During Past 5 Years	Trustee	Held by Trustee[4]
OFFICERS

Kathleen T. Barr[5] 200 Public Square, 5th Floor Cleveland, OH 44114 Date of Birth: 5/2/55 Age: 54	Senior Vice President, Chief Administrative Officer and Chief Compliance Officer	Since February 2003	Senior Vice President, National City Bank, June 1999 – September 2009; Managing Director, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since May 1996.	N/A	N/A

Kevin A. McCreadie[6] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 8/14/60 Age: 49	President	Since February 2010	President and Chief Executive Officer, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since March 2004; Chief Investment Officer of PNC Capital Advisors, LLC since 2002; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007; Partner of Brown Investment Advisory & Trust Company, 1999-2002.	N/A	N/A

Audrey C. Talley[7] One Logan Square Ste. 2000 Philadelphia, PA 19103-6996 Date of Birth: 11/20/53 Age: 56	Secretary	Since February 2005	Partner, Drinker Biddle & Reath LLP (law firm).	N/A	N/A

Number of
Portfolios in
Fund
	Position(s)	Length of Time		Complex[3]
Name, Address[1],	Held with	Served in	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth and Age	PNC Funds	Position[2]	During Past 5 Years	Trustee	Held by Trustee[4]
John Kernan[7] 200 Public Square, 5th Floor Cleveland, OH 44114 Date of Birth: 9/17/65 Age: 44	Treasurer (formerly Assistant Treasurer)	Treasurer since May 2008; Assistant Treasurer from February 2005 to May 2008	Senior Vice President, National City Bank, June 2004 – September 2009; Senior Vice President and Director, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.	N/A	N/A

Patrick Glazar[7] 103 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 7/8/67 Age: 42	Assistant Treasurer (formerly Treasurer)	Assistant Treasurer since May 2008; Treasurer from February 2006 to May 2008	Vice President and Senior Director, Accounting and Administration, PNC Global Investment Servicing (formerly PFPC Inc.), since September 2002.	N/A	N/A

David C. Lebisky[7] 760 Moore Road King of Prussia, PA 19406 Date of Birth: 5/19/72 Age: 37	Assistant Secretary	Since February 2007	Vice President and Senior Director, Regulatory Administration, PNC Global Investment Servicing (formerly PFPC Inc.), since January 2007; Vice President and Director, PFPC Inc., 2002 – 2007.	N/A	N/A

[1]	Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, Two Hopkins Plaza, 4th Floor, Baltimore, MD 21201, Attention: Savonne Ferguson.

[2]	Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.

[3]	The “Fund Complex” is comprised of eleven registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Alternative Investment Funds (three portfolios), PNC Funds (thirty portfolios) and PNC Advantage Funds (three portfolios).

[4]	Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to PNC Funds, each Trustee serves as a Trustee of PNC Advantage Funds and a Director of the PNC Alternative Investment Fund complex. Messrs. Murphy and Neary serve as Co-Chairmen of PNC Advantage Funds and the PNC Alternative Investment Fund complex.

[5]	Ms. Barr also serves as Senior Vice President, Chief Administrative Officer and Chief Compliance Officer of PNC Advantage Funds. She previously served as Chief Legal Officer from January 5, 2009 until May 14, 2009 and Assistant Treasurer and Chief Compliance Officer of PNC Funds and PNC Advantage Funds from August 2002 until February 2003.

[6]	Mr. McCreadie also serves as President of PNC Advantage Funds and PNC Alternative Investment Funds.

[7]	Ms. Talley, Mr. Glazar, Mr. Kernan and Mr. Lebisky also serve as Officers of PNC Advantage Funds in their same capacities. Ms. Talley is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to PNC Funds.

Board Compensation
At a meeting held on February 18, 2010, the Board of Trustees of PNC Funds voted to change the compensation structure for the Trustees effective February 18, 2010. As a result, the following replaces the first paragraph under the heading “Board Compensation” in the section “TRUSTEES AND OFFICERS” found on page 74 of the Statement of Additional Information:
     Effective February 18, 2010, each Trustee receives an annual fee of $45,000 plus $3,000 for each Board meeting attended in person, and such amount, up to a maximum of $2,000 and $3,000, as may be determined by the Board for each telephonic and special in-person Board meeting attended, respectively. In addition, each Trustee is reimbursed for all out-of-pocket expenses incurred as a Trustee. Prior to February 18, 2010, each Trustee received an annual fee of $45,000, plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. Prior to January 1, 2008, each Trustee received an annual fee of $40,000 plus $4,000 for each combined Board meeting attended in person. The Co-Chairmen of the Board receive an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SP-SAI1-0310

PNC FUNDS
PNC Maryland Tax Exempt Bond Fund
PNC Tax Exempt Limited Maturity Bond Fund
Supplement dated March 12, 2010 to the Statement of Additional Information
dated October 1, 2009, as amended February 8, 2010
This Supplement provides new and additional information beyond that contained in the Statement of
Additional Information and should be read in conjunction with the Statement of Additional Information.
Election of New Officer of PNC Funds
Effective February 18, 2010, John F. Durkott has resigned as President and Chief Executive Officer of PNC Funds. Kevin A. McCreadie, President and Chief Executive Officer, PNC Capital Advisors, LLC has been elected to serve as President of PNC Funds. Mr. Durkott’s biographical information on page 30 of the Statement of Additional Information should be deleted. The chart on pages 28 through 31 is restated in the entirety as follows:

				Number of
				Portfolios in
				Fund
	Position(s)	Length of		Complex[3]
Name, Address[1],	Held with	Time Served	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth and Age	PNC Funds	in Position[2]	During Past 5 Years	Trustee	Held by Trustee[4]
INDEPENDENT TRUSTEES

John R. Murphy Date of Birth: 1/7/34 Age: 76	Co-Chairman of the Board and Trustee	Co-Chairman and Trustee since February 2010	Vice-Chairman, National Geographic Society, March 1998 to present.	36	Director, Omnicom Group, Inc. (media and marketing); Director, Sirsi Dynix (technology)

Robert D. Neary Date of Birth: 9/30/33 Age: 76	Co-Chairman of the Board and Trustee	Co-Chairman since February 2010; Chairman from November 1996 to February 2010; Trustee since February 1996	Retired; Co-Chairman of Ernst & Young LLP (an accounting firm), 1984 – 1993.	36	Director, Commercial Metals Company

Dorothy A. Berry Date of Birth: 9/12/43 Age: 66	Trustee	Since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986.	36	Chairman and Director, Professionally Managed Portfolios

				Number of
				Portfolios in
				Fund
	Position(s)	Length of		Complex[3]
Name, Address[1],	Held with	Time Served	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth and Age	PNC Funds	in Position[2]	During Past 5 Years	Trustee	Held by Trustee[4]
Kelley J. Brennan Date of Birth: 7/7/42 Age: 67	Trustee and Chairman of the Audit Committee	Trustee since April 2006; Chairman of the Audit Committee since August 2007	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm), 1981 – 2002.	36	None

Richard W. Furst Date of Birth: 9/13/38 Age: 71	Trustee	Since June 1990	Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), since 2003, Garvice D. Kincaid Professor of Finance, 2000 – 2003, Dean and Professor of Finance, 1981 – 2003, Gatton College of Business and Economics, University of Kentucky.	36	Director, Central Bank & Trust Co.; Director, Central Bancshares

Dale C. LaPorte Date of Birth: 1/04/42 Age: 68	Trustee and Chairman of the Legal Compliance Committee	Trustee since April 2005; Chairman of the Legal Compliance Committee since May 2009	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), December 2005 – 2008; Partner, 1974 – 2005 and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).	36	Director, Invacare Corporation

L. White Matthews, III Date of Birth: 10/5/45 Age: 64	Trustee	Since February 2010	Retired since 2001; Chairman and Director, Ceridian Corporation, 2003 to 2007; Director and Chairman of the Board of Constar International Inc., 2009 to present.	36	Director, Matrixx Initiatives, Inc. (pharmaceuticals); Director, Imation Corp. (data storage products)

Edward D. Miller, Jr. Date of Birth: 2/1/43 Age: 67	Trustee	Since February 2010	Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present.	36	None

Number of
Portfolios in
Fund
	Position(s)	Length of		Complex[3]
Name, Address[1],	Held with	Time Served	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth and Age	PNC Funds	in Position[2]	During Past 5 Years	Trustee	Held by Trustee[4]
OFFICERS

Kathleen T. Barr[5] 200 Public Square, 5th Floor Cleveland, OH 44114 Date of Birth: 5/2/55 Age: 54	Senior Vice President, Chief Administrative Officer and Chief Compliance Officer	Since February 2003	Senior Vice President, National City Bank, June 1999 – September 2009; Managing Director, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since May 1996.	N/A	N/A

Kevin A. McCreadie[6] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 8/14/60 Age: 49	President	Since February 2010	President and Chief Executive Officer, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since March 2004; Chief Investment Officer of PNC Capital Advisors, LLC since 2002; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007; Partner of Brown Investment Advisory & Trust Company, 1999–2002.	N/A	N/A

Audrey C. Talley[7] One Logan Square Ste. 2000 Philadelphia, PA 19103-6996 Date of Birth: 11/20/53 Age: 56	Secretary	Since February 2005	Partner, Drinker Biddle & Reath LLP (law firm).	N/A	N/A

Number of
Portfolios in
Fund
	Position(s)	Length of		Complex[3]
Name, Address[1],	Held with	Time Served	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth and Age	PNC Funds	in Position[2]	During Past 5 Years	Trustee	Held by Trustee[4]
John Kernan[7] 200 Public Square, 5th Floor Cleveland, OH 44114 Date of Birth: 9/17/65 Age: 44	Treasurer (formerly Assistant Treasurer)	Treasurer since May 2008; Assistant Treasurer from February 2005 to May 2008	Senior Vice President, National City Bank, June 2004 – September 2009; Senior Vice President and Director, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.	N/A	N/A

Patrick Glazar[7] 103 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 7/8/67 Age: 42	Assistant Treasurer (formerly Treasurer)	Assistant Treasurer since May 2008; Treasurer from February 2006 to May 2008	Vice President and Senior Director, Accounting and Administration, PNC Global Investment Servicing (formerly PFPC Inc.), since September 2002.	N/A	N/A

David C. Lebisky[7] 760 Moore Road King of Prussia, PA 19406 Date of Birth: 5/19/72 Age: 37	Assistant Secretary	Since February 2007	Vice President and Senior Director, Regulatory Administration, PNC Global Investment Servicing (formerly PFPC Inc.), since January 2007; Vice President and Director, PFPC Inc., 2002 – 2007.	N/A	N/A

[1]	Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, Two Hopkins Plaza, 4th Floor, Baltimore, MD 21201, Attention: Savonne Ferguson.

[2]	Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.

[3]	The “Fund Complex” is comprised of eleven registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Alternative Investment Funds (three portfolios), PNC Funds (thirty portfolios) and PNC Advantage Funds (three portfolios).

[4]	Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to PNC Funds, each Trustee serves as a Trustee of PNC Advantage Funds and a Director of the PNC Alternative Investment Fund complex. Messrs. Murphy and Neary serve as Co-Chairmen of PNC Advantage Funds and the PNC Alternative Investment Fund complex.

[5]	Ms. Barr also serves as Senior Vice President, Chief Administrative Officer and Chief Compliance Officer of PNC Advantage Funds. She previously served as Chief Legal Officer from January 5, 2009 until May 14, 2009 and Assistant Treasurer and Chief Compliance Officer of PNC Funds and PNC Advantage Funds from August 2002 until February 2003.

[6]	Mr. McCreadie also serves as President of PNC Advantage Funds and PNC Alternative Investment Funds.

[7]	Ms. Talley, Mr. Glazar, Mr. Kernan and Mr. Lebisky also serve as Officers of PNC Advantage Funds in their same capacities. Ms. Talley is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to PNC Funds.

Board Compensation
At a meeting held on February 18, 2010, the Board of Trustees of PNC Funds voted to change the compensation structure for the Trustees effective February 18, 2010. As a result, the following replaces the first paragraph under the heading “Board Compensation” in the section “TRUSTEES AND OFFICERS” found on page 33 of the Statement of Additional Information:
     Effective February 18, 2010, each Trustee receives an annual fee of $45,000 plus $3,000 for each Board meeting attended in person, and such amount, up to a maximum of $2,000 and $3,000, as may be determined by the Board for each telephonic and special in-person Board meeting attended, respectively. In addition, each Trustee is reimbursed for all out-of-pocket expenses incurred as a Trustee. Prior to February 18, 2010, each Trustee received an annual fee of $45,000, plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. Prior to January 1, 2008, each Trustee received an annual fee of $40,000 plus $4,000 for each combined Board meeting attended in person. The Co-Chairmen of the Board receive an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities.
Please contact PNC Funds at 1-800-622-FUND (3863) for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SP-SAI3-0310